Government Grants (Tables)	6 Months Ended
Jun. 30, 2024
Government Grants [Abstract]
Schedule of Government Grants Related to Research and Development Activities	The Company receives government grants related to its research and development activities. The amount of government grants received during the six months ended June 30, 2024 and 2023 and recognized in Other Income were as follows:
	Six months ended
	June 30,
Research and Development Projects	2024	2023
Multi-marker test for the early detection of pancreatic cancer	$46,087	$28,117